Issued Capital (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Capital Issued

(in thousands)	Note	December 31 2024	December 31 2023

Issued capital

Share capital issued and outstanding: 453,677,299 common shares (December 31, 2023: 453,069,254 common shares)	18.1	$3,798,108	$3,777,323

Summary of Common Shares Issued and Outstanding
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2023 to December 31, 2024 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2023	452,318,526

Share purchase options exercised 1	488,922	Cdn$32.82

Restricted share units released 1	119,827	Cdn$0.00

Dividend reinvestment plan 2	141,979	US$46.73

At December 31, 2023	453,069,254

Share purchase options exercised 1	500,017	Cdn$36.18

Restricted share units released 1	69,494	Cdn$0.00

Dividend reinvestment plan 2	38,534	US$54.92

At December 31, 2024	453,677,299

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date.

Schedule of Dividends Declared
18.2.	Dividends De cla red

	Years Ended December 31

(in thousands, except per share amounts)	2024		2023

Dividends declared per share	$0.620		$0.600

Average number of shares eligible for dividend	453,493		452,906

Total dividends paid	$281,166		$271,744

Paid as follows:

Cash	$279,050	99%	$265,109	98%

DRIP 1	2,116	1%	6,635	2%

Total dividends paid	$281,166	100%	$271,744	100%

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.